Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other administrative expenses
Schedule of other administrative expenses

	Consolidated Group
Skr mn	2017	2016	2015
Travel expenses and marketing	-8	-10	-9
IT and information system (fees incl.)	-144	-141	-79
Other fees	-38	-47	-40
Premises(1)	-32	-28	-27
Other	-10	-10	-9

Total other administrative expenses	-232	-236	-164

(1)	SEK is a partner in rental agreements of office space in Stockholm and Gothenburg. SEK closed the office space in Singapore on July 1, 2016.

Schedule on cost of operating leases
	Consolidated Group
Skr mn	2017	2016	2015
Leases	-31	-27	-26

Schedule of future minimum rentals payable under non-cancellable operating leases are as follows

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016	December 31, 2015
Within 1 year	-32	-31	-26
Between 1 and 5 years	-88	-120	-145
More than 5 years	—	—	—

Total future minimum rentals payable under non-cancellable-operating leases	-120	-151	-171

Schedule of remuneration to auditors

	Consolidated Group
Skr mn	2017	2016	2015
Öhrlings PricewaterhouseCoopers AB (2016: Ernst & Young AB):
Audit fee(1)	-8	-10	-10
Audit related fee(2)	0	0	0
Tax related fee(3)	0	0	0
Other fees(4)	-1	-1	-1

Summa	-9	-11	-11

(1)	Fees related to audit of annual financial statements and reviews of interim financial statements.

(2)	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under (1).

(3)	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.

(4)	Fees for products and services rendered by the principal independent auditors, other than the services reported in (1) through (3) above.